WARRANTY LIABILITIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Class of Warrant or Right [Line Items]
Beginning balance	$ 7,616	$ 3,961
Expense accrued	6,647	7,433
Expense incurred	(3,924)	(3,790)
Translation adjustment	48	14
Closing balance	10,387	7,616
Less: current portion of warranty liabilities	(7,310)	(4,014)
Long-term warranty liabilities	$ 3,077	$ 3,604